Property, plant and equipment - Accumulated (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 27,432
Transfers to right-of-use assets			€ (762)
Property, plant and equipment at end of the period	39,197	€ 27,432
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	72,517	70,757
Exchange movements	(1,058)	(351)
Arising on acquisition	3,691	58
Additions	5,237	4,991
Disposals	(3,269)	(1,994)
Disposal of subsidiaries	(2,873)
Transfer to assets held for resale	(2,343)
Other	321	188
Balance, before reclassification as held for sale		73,649
Transfers to right-of-use assets		(1,132)
Property, plant and equipment at end of the period	72,223	72,517
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(45,847)	(42,432)
Exchange movements	519	(126)
Charge for the year	5,995	5,854
Disposals	3,187	1,927
Disposal of subsidiaries	2,034
Transfer to assets held for resale	1,488
Other	100	(16)
Balance, before reclassification as held for sale		(46,217)
Transfers to right-of-use assets		(370)
Property, plant and equipment at end of the period	(44,714)	(45,847)
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	1,014
Transfers to right-of-use assets			(1)
Property, plant and equipment at end of the period		1,014
Net book value of assets recognised in the course of construction	34	23
Land and buildings | Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,257	2,225
Exchange movements	(58)	(11)
Arising on acquisition	49
Additions	76	66
Disposals	(51)	(28)
Disposal of subsidiaries	(22)
Transfer to assets held for resale	(60)
Other	10	15
Balance, before reclassification as held for sale		2,267
Transfers to right-of-use assets		(10)
Property, plant and equipment at end of the period	2,201	2,257
Land and buildings | Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,244)	(1,165)
Exchange movements	21
Charge for the year	109	113
Disposals	42	28
Disposal of subsidiaries	17
Transfer to assets held for resale	23
Other	(4)	3
Balance, before reclassification as held for sale		(1,253)
Transfers to right-of-use assets		(9)
Property, plant and equipment at end of the period	€ (1,246)	(1,244)
Freehold buildings | Minimum
Property, plant and equipment
Useful life	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful life	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 26,418
Transfers to right-of-use assets			€ (761)
Property, plant and equipment at end of the period		26,418
Net book value of assets recognised in the course of construction	1,914	1,344
Assets held under operating leases	1,288
Equipment, fixtures and fittings | Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	70,260	68,532
Exchange movements	(1,000)	(340)
Arising on acquisition	3,642	58
Additions	5,161	4,925
Disposals	(3,218)	(1,966)
Disposal of subsidiaries	(2,851)
Transfer to assets held for resale	(2,283)
Other	311	173
Balance, before reclassification as held for sale		71,382
Transfers to right-of-use assets		(1,122)
Property, plant and equipment at end of the period	70,022	70,260
Assets held under operating leases	2,966
Equipment, fixtures and fittings | Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(44,603)	(41,267)
Exchange movements	498	(126)
Charge for the year	5,886	5,741
Disposals	3,145	1,899
Disposal of subsidiaries	2,017
Transfer to assets held for resale	1,465
Other	104	(19)
Balance, before reclassification as held for sale		(44,964)
Transfers to right-of-use assets		(361)
Property, plant and equipment at end of the period	(43,468)	€ (44,603)
Assets held under operating leases	€ 1,678
Network infrastructure and other | Minimum
Property, plant and equipment
Useful life	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful life	35 years